Asset Retirement Obligations (Tables)	12 Months Ended
Feb. 28, 2013
Asset Retirement Obligations
Schedule of changes in the asset retirement obligations

(In thousands)	2013	2012	2011

Balance at March 1	$11,360	$5,151	$4,748
Accretion expense	642	446	416
Liabilities incurred	—	333	—
Change in estimated obligations	6,438	5,444	—
Liabilities settled	(4,785)	(14)	(13)
	$13,655	$11,360	$5,151